Schedule of Reconciliation of Income Taxes Computed at U.S. Federal Statutory Income Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
U.S. federal income taxes at statutory rate	$ (6,711,527)
State and local income tax, net of federal benefit	30,272
Permanent tax adjustments
Pre-IPO Income	3,677,549
Noncontrolling interest	1,700,704
FMV of Warrant	(53,088)
Remeasurement of TRA
Change in valuation allowance	1,386,362
Other
Income tax expense (benefit)	$ 30,272